Related Party Transactions - Schedule of Remuneration of Directors and Key Management Personnel (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 388,919	$ 418,165